Net result from services and commissions (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income (expense) [abstract]
Schedule of net result from services and commissions

	2022	2021	2020
Revenues from services and commissions	27,054	17,931	12,637
Income from bank fees	62,544	50,992	40,436
Income from exchange	617,552	369,340	137,863
Revenues from commissions and intermediation	496,835	296,655	98,003
Third parties’ funds administration	30,925	42,182	13,335
Exchange brokerage and securities	36,508	7,052	8,842
Other revenues	18,059	9,780	6,005
Expenses on cashback (a)	(321,438)	(251,363)	(59,976)
Total revenues from services and commissions	968,039	542,569	257,145

Other expenses	(2,019)	(1,905)	(6,147)
Bank expenses	(127,214)	(98,392)	(65,464)
Total expenses from services and commissions	(129,233)	(100,297)	(71,611)
Total	838,806	442,272	185,534

(a)Refer to values paid to customers as an incentive for the purchase or use of products. This balance is deducted directly from revenues from commissions and intermediation.